Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	160,707,171	152,130,300
Common stock, shares outstanding	160,659,630	152,130,300
Treasury stock, common shares	47,541